Acquisitions and Divestitures - Acquisition of Grapevine Logic, Inc (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Sep. 04, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	May 31, 2019 item $ / shares	Sep. 30, 2018 USD ($)
Security purchase agreement with Grapevine
Acquisitions and Divestitures
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Security purchase agreement with Grapevine
Acquisitions and Divestitures
Percentage of ownership interest acquired	65.65%	34.35%		65.65%
Cash paid to acquire entity	$ 2.4			$ 2.4
Business Acquisition Ratio Of Consideration Payable In Cash				0.333
Business Acquisition Ratio Of Consideration Payable In Common Stock				0.667
Number Of Amendments | item			2
Shares Issued, Price Per Share | $ / shares			$ 1.84
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		590,671
Non Controlling Interest Carrying Amount		$ 0.5
Change In Additional Paid In Capital		$ 1.1
Security purchase agreement with Grapevine | Fomalhaut Limited [Member]
Acquisitions and Divestitures
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				34.35%